RELATED PARTY TRANSACTIONS - Transactions (Details) - Related parties - Lin BioScience, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 63	$ 140	$ 183
Reimbursement for Expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 46	$ 32